KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

Advisor Class A (KWIAX)
Advisor Class C (KWICX)

Supplement dated May 29, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2013

This Supplement, dated May 29, 2013, to the Summary Prospectus, Prospectus and SAI dated April 30, 2013, as supplemented on April 30, 2013 and May 3, 2013, supersedes and replaces the supplements to the Summary Prospectus, Prospectus and SAI dated April 30, 2013 and May 3, 2013 relating to the Kinetics Alternative Income Fund.

On March 11, 2013, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management LLC, approved a reverse split of the issued and outstanding shares of the Kinetics Alternative Income Fund (the “Fund”).

Shareholders of record of the Fund on May 31, 2013 will participate in the reverse split.  After the close of markets on the May 31, 2013, the Fund will affect a ten for one reverse split of its issued and outstanding shares.

As a result of this reverse split, every ten shares of the Fund will be exchanged for one share.  Accordingly, the total number of the issued and outstanding shares for the Fund will decrease by 90%.  In addition, the per share net asset value (“NAV”) will be approximately ten-times higher for the Fund.

The value of a shareholder’s investment will not be affected by the reverse split.  The table below illustrates the effect of a hypothetical one for ten reverse split anticipated for the Fund on a shareholder’s investment:

1 for 10 Reverse Split
Period	# of Shares Owned	Hypothetical NAV	Total Market Value
Pre-Split	100	$10	$1,000
Post-Split	10	$100	$1,000

Questions regarding these changes may be directed to the Company at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

Institutional Class (KWIIX)

Supplement dated May 29, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2013

This Supplement, dated May 29, 2013, to the Summary Prospectus, Prospectus and SAI dated April 30, 2013, as supplemented on April 30, 2013 and May 3, 2013, supersedes and replaces the supplements to the Summary Prospectus, Prospectus and SAI dated April 30, 2013 and May 3, 2013 relating to the Kinetics Alternative Income Fund.

On March 11, 2013, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management LLC, approved a reverse split of the issued and outstanding shares of the Kinetics Alternative Income Fund (the “Fund”).

Shareholders of record of the Fund on May 31, 2013 will participate in the reverse split.  After the close of markets on the May 31, 2013, the Fund will affect a ten for one reverse split of its issued and outstanding shares.

As a result of this reverse split, every ten shares of the Fund will be exchanged for one share.  Accordingly, the total number of the issued and outstanding shares for the Fund will decrease by 90%.  In addition, the per share net asset value (“NAV”) will be approximately ten-times higher for the Fund.

The value of a shareholder’s investment will not be affected by the reverse split.  The table below illustrates the effect of a hypothetical one for ten reverse split anticipated for the Fund on a shareholder’s investment:

1 for 10 Reverse Split
Period	# of Shares Owned	Hypothetical NAV	Total Market Value
Pre-Split	100	$10	$1,000
Post-Split	10	$100	$1,000

Questions regarding these changes may be directed to the Company at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

No Load Class (KWINX)

Supplement dated May 29, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2013

This Supplement, dated May 29, 2013, to the Summary Prospectus, Prospectus and SAI dated April 30, 2013, as supplemented on April 30, 2013 and May 3, 2013, supersedes and replaces the supplements to the Summary Prospectus, Prospectus and SAI dated April 30, 2013 and May 3, 2013 relating to the Kinetics Alternative Income Fund.

On March 11, 2013, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management LLC, approved a reverse split of the issued and outstanding shares of the Kinetics Alternative Income Fund (the “Fund”).

Shareholders of record of the Fund on May 31, 2013 will participate in the reverse split.  After the close of markets on the May 31, 2013, the Fund will affect a ten for one reverse split of its issued and outstanding shares.

As a result of this reverse split, every ten shares of the Fund will be exchanged for one share.  Accordingly, the total number of the issued and outstanding shares for the Fund will decrease by 90%.  In addition, the per share net asset value (“NAV”) will be approximately ten-times higher for the Fund.

The value of a shareholder’s investment will not be affected by the reverse split.  The table below illustrates the effect of a hypothetical one for ten reverse split anticipated for the Fund on a shareholder’s investment:

1 for 10 Reverse Split
Period	# of Shares Owned	Hypothetical NAV	Total Market Value
Pre-Split	100	$10	$1,000
Post-Split	10	$100	$1,000

Questions regarding these changes may be directed to the Company at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE